Consolidated Statements of Operations Consolidated Statements of Operations - USD ($) shares in Millions	3 Months Ended								12 Months Ended
	Nov. 03, 2019	Aug. 04, 2019	May 05, 2019	Feb. 03, 2019	Nov. 04, 2018	Aug. 05, 2018	May 06, 2018	Feb. 04, 2018	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Net revenue:
Total net revenue	$ 5,776,000,000	$ 5,515,000,000	$ 5,517,000,000	$ 5,789,000,000	$ 5,444,000,000	$ 5,063,000,000	$ 5,014,000,000	$ 5,327,000,000	$ 22,597,000,000	$ 20,848,000,000	$ 17,636,000,000
Cost of revenue:
Cost of products sold									6,208,000,000	6,924,000,000	6,549,000,000
Cost of subscriptions and services									515,000,000	97,000,000	44,000,000
Purchase accounting effect on inventory								70,000,000	0	70,000,000	4,000,000
Amortization of acquisition-related intangible assets									3,314,000,000	3,004,000,000	2,511,000,000
Restructuring charges									77,000,000	20,000,000	19,000,000
Total cost of revenue									10,114,000,000	10,115,000,000	9,127,000,000
Gross margin	3,152,000,000	3,034,000,000	3,089,000,000	3,208,000,000	2,935,000,000	2,619,000,000	2,551,000,000	2,628,000,000	12,483,000,000	10,733,000,000	8,509,000,000
Research and development									4,696,000,000	3,768,000,000	3,302,000,000
Selling, general and administrative									1,709,000,000	1,056,000,000	789,000,000
Amortization of acquisition-related intangible assets									1,898,000,000	541,000,000	1,764,000,000
Restructuring, impairment and disposal charges				629,000,000				145,000,000	736,000,000	219,000,000	161,000,000
Litigation Settlement, Expense									0	14,000,000	122,000,000
Total operating expenses									9,039,000,000	5,598,000,000	6,138,000,000
Operating income	1,054,000,000	865,000,000	970,000,000	555,000,000	1,652,000,000	1,339,000,000	1,201,000,000	943,000,000	3,444,000,000	5,135,000,000	2,371,000,000
Interest expense									(1,444,000,000)	(628,000,000)	(454,000,000)
Other income, net									226,000,000	144,000,000	74,000,000
Gain (Loss) on Extinguishment of Debt					(106,000,000)				0	0	(166,000,000)
Income from continuing operations before income taxes									2,226,000,000	4,545,000,000	1,825,000,000
Provision for (benefit from) income taxes									(510,000,000)	(8,084,000,000)	35,000,000
Income from continuing operations	847,000,000	715,000,000	693,000,000	481,000,000	1,115,000,000	1,197,000,000	3,736,000,000	6,581,000,000	2,736,000,000	12,629,000,000	1,790,000,000
Loss from discontinued operations, net of income taxes	0	0	(2,000,000)	(10,000,000)	0	(1,000,000)	(3,000,000)	(15,000,000)	(12,000,000)	(19,000,000)	(6,000,000)
Net income	847,000,000	715,000,000	691,000,000	471,000,000	1,115,000,000	1,196,000,000	3,733,000,000	6,566,000,000	2,724,000,000	12,610,000,000	1,784,000,000
Dividends on preferred stock	29,000,000	0	0	0	0	0	0	0	29,000,000	0	0
Net income attributable to noncontrolling interest	0	0	0	0	0	0	15,000,000	336,000,000	0	351,000,000	92,000,000
Net income attributable to common stock	$ 818,000,000	$ 715,000,000	$ 691,000,000	$ 471,000,000	$ 1,115,000,000	$ 1,196,000,000	$ 3,718,000,000	$ 6,230,000,000	2,695,000,000	12,259,000,000	1,692,000,000
Impairment on investment									$ 0	$ (106,000,000)	$ 0
Basic income per share:
Income per share from continuing operations (in dollars per share)									$ 6.80	$ 29.37	$ 4.19
Loss per share from discontinued operations (in dollars per share)									(0.03)	(0.04)	(0.01)
Net income per share (in dollars per share)									6.77	29.33	4.18
Diluted income per share:
Income per share from continuing operations (in dollars per share)	$ 1.97	$ 1.71	$ 1.64	$ 1.15	$ 2.64	$ 2.71	$ 8.34	$ 14.66	6.46	28.48	4.03
Loss per share from discontinued operations (in dollars per share)	0	0	0	(0.03)	0	0	(0.01)	(0.04)	(0.03)	(0.04)	(0.01)
Net income per share (in dollars per share)	$ 1.97	$ 1.71	$ 1.64	$ 1.12	$ 2.64	$ 2.71	$ 8.33	$ 14.62	$ 6.43	$ 28.44	$ 4.02
Weighted-average shares:
Basic									398	418	405
Diluted									419	431	421
Products
Net revenue:
Total net revenue									$ 18,117,000,000	$ 19,754,000,000	$ 17,033,000,000
Subscriptions and services
Net revenue:
Total net revenue									$ 4,480,000,000	$ 1,094,000,000	$ 603,000,000